Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Seabridge Gold Inc.
Trading Symbol	SA
Document Type	40-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	86,108,019
Amendment Flag	false
Entity Central Index Key	0001231346
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Entity File Number	001-32135
Entity Address, Country	CA
Entity Primary SIC Number	1040
Entity Address, Address Line One	106 Front Street East, Suite 400
Entity Address, Address Line Two	Toronto
Entity Address, City or Town	Ontario
Entity Incorporation, State or Country Code	Z4
Entity Address, Postal Zip Code	M5A 1E1
City Area Code	(416)
Local Phone Number	367-9292
Title of 12(b) Security	Common Shares
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Auditor Name	KPMG LLP
Auditor Location	Toronto, ON, Canada
Auditor Firm ID	85
Business Contact
Document Information Line Items
Entity Address, Address Line One	1180 Sixth Avenue
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	299-5656
Contact Personnel Name	Corporation Service Company
Entity Address, State or Province	NY